SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
of
ING Clarion Global Real Estate Income Fund
201 King of Prussia Road, Suite 600
Radnor, PA 19087
(610) 995 2500
under the
Investment Company Act of 1940
Investment Company Act File No. 811- 21404

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to no-action relief granted by the Commission staff fewer than 30 days prior to the date set for the redemption.
1.	Titles of the classes of securities of ING Clarion Global Real Estate Income Fund (the “Trust”) to be redeemed:
Auction Preferred Shares, Series A
Auction Preferred Shares, Series B
Auction Preferred Shares, Series C
Auction Preferred Shares, Series D
Auction Preferred Shares, Series T
Auction Preferred Shares, Series W
Auction Preferred Shares, Series TH; and
Auction Preferred Shares, Series F (the “Shares”)
2.	The date on which the securities are to be called or redeemed:
The Shares will be redeemed on the dividend payment date for each series as follows:
Series A on April 2, 2008
Series B on April 10, 2008
Series C on April 16, 2008
Series D on April 24, 2008
Series T on April 2, 2008
Series W on April 3, 2008
Series TH on April 4, 2008
Series F on April 7, 2008
3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:
The Shares are to be redeemed pursuant to Part I, Section 10 of the Trust’s Amended and Restated Statement of Preferences of Auction Preferred Shares.
4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
The Trust intends to redeem 880 of the outstanding 4,000 Shares of Series A, representing an aggregate principal amount of $22,000,000.
The Trust intends to redeem 880 of the outstanding 4,000 Shares of Series B, representing an aggregate principal amount of $22,000,000.
The Trust intends to redeem 880 of the outstanding 4,000 Shares of Series C, representing an aggregate principal amount of $22,000,000.
The Trust intends to redeem 880 of the outstanding 4,000 Shares of Series D, representing an aggregate principal amount of $22,000,000.
The Trust intends to redeem 1,360 of the outstanding 6,200 Shares of Series T, representing an aggregate principal amount of $34,000,000.
The Trust intends to redeem 1,360 of the outstanding 6,200 Shares of Series W, representing an aggregate principal amount of $34,000,000.
The Trust intends to redeem 880 of the outstanding 4,000 Shares of Series TH, representing an aggregate principal amount of $22,000,000.
The Trust intends to redeem 880 of the outstanding 4,000 Shares of Series F, representing an aggregate principal amount of $22,000,000.

SIGNATURE
Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, on this 12th day of March, 2008.

ING CLARION GLOBAL REAL ESTATE INCOME FUND
By:	/s/William E. Zitelli, Jr.
	Name:	William E. Zitelli, Jr.
	Title:	Secretary